CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Compensation and related taxes	769,279	1,237,618	1,647,691	2,312,510	4,797,984	5,337,910
Exploration cost	1,609,982	230,851	2,862,923	828,130	1,219,608	3,913,699
Consulting fees	883,501	699,859	1,678,286	1,222,405	2,418,726	2,289,394
General and administrative expenses	977,310	1,116,564	2,080,997	2,242,477	4,287,909	4,091,967
Total operating expenses	4,240,072	3,284,892	8,269,897	6,605,522	12,724,227	15,632,970
Loss from operations	(4,240,072)	(3,284,892)	(8,269,897)	(6,605,522)	(12,724,227)	(15,632,970)
Other income (expenses):
Other income	0	9,673	0	9,673	9,673	0
Foreign currency gain (loss)	(434)	500	(1,531)	(10,655)	(10,029)	0
Interest expense and other finance costs	(2,660)	(2,056)	(6,160)	(4,978)	(380,987)	(5,406)
Interest income	6,808	3,141	12,640	4,109	11,069	2,801
Total other income (expenses) - net	3,714	11,258	4,949	(1,851)	(370,274)	(2,605)
Loss before provision for income taxes	(4,236,358)	(3,273,634)	(8,264,948)	(6,607,373)	(13,094,501)	(15,635,575)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (4,236,358)	$ (3,273,634)	(8,264,948)	(6,607,373)	(13,094,501)	(15,635,575)
Preferred deemed dividend					(1,068,624)	(3,599,565)
Net loss available to common stockholders			$ (8,264,948)	$ (6,607,373)	$ (14,163,125)	$ (19,235,140)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.13)	$ (0.12)	$ (0.25)	$ (0.23)	$ (0.50)	$ (0.75)
Weighted average common shares outstanding - basic and diluted (in shares)	33,629,260	28,400,084	33,603,861	28,394,151	28,567,344	25,483,353